Geographic And Segment Reporting	12 Months Ended
Dec. 31, 2011
Geographic And Segment Reporting [Abstract]
Geographic And Segment Reporting

NOTE 3 — GEOGRAPHIC AND SEGMENT REPORTING

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by our chief operating decision maker, or decision-making group, in assessing performance and deciding how to allocate resources. Our reportable operating segments are Licenses, Maintenance Services and Professional Services. The Licenses segment develops and markets licenses to use our software products. The Maintenance Services segment provides after-sale support for software products. The Professional Services segment provides consulting and fee-based training related to our software products.

Previously, we had two reportable operating segments, Licenses and Services. During the first quarter of 2011, we revised our reportable operating segments by separating our Services segment into our Professional Services segment and our Maintenance Services segment. We separated these two previously aggregated segments because the Professional Services component has experienced significant growth and has become more distinct and robust relative to all Services, and also has become more separately managed and analyzed. Previously reported segment data have been reclassified to conform to the 2011 presentation. Goodwill previously allocated to the Services segment has been reallocated between the Maintenance Services and Professional Services segments using a relative fair value approach.

We do not separately allocate operating expenses to these segments, nor do we allocate specific assets to these segments. Therefore, segment information reported includes only revenues, cost of revenues, and gross profit.

Reportable segment data for the three years ended December 31, 2011, is as follows (in thousands):

	Licenses	Maintenance Services	Professional Services	Total
Year ended December 31, 2011:
Revenues	$337,889	$461,793	$57,733	$857,415
Cost of revenues	34,687	42,183	46,248	123,118

Gross profit	$303,202	$419,610	$11,485	$734,297

Year ended December 31, 2010:
Revenues	$320,683	$399,901	$46,513	$767,097
Cost of revenues	24,404	31,370	36,439	92,213

Gross profit	$296,279	$368,531	$10,074	$674,884

Year ended December 31, 2009:
Revenues	$279,238	$377,955	$38,043	$695,236
Cost of revenues	26,974	28,599	29,929	85,502

Gross profit	$252,264	$349,356	$8,114	$609,734

Revenues are attributed to geographic areas based on the location of the entity from which the products or services were invoiced. Revenues and long-lived assets concerning principal geographic areas in which we operate are as follows (in thousands):

	United States	Ireland	Other International (2)	Total
Year ended/As of December 31, 2011:
Revenues	$503,919	$156,860	$196,636	$857,415
Long-lived assets (1)	120,929	13,747	15,553	150,229

Year ended/As of December 31, 2010:
Revenues	$477,255	$104,075	$185,767	$767,097
Long-lived assets (1)	79,422	5	13,270	92,697

Year ended/As of December 31, 2009:
Revenues	$434,213	$66,103	$194,920	$695,236
Long-lived assets (1)	81,627	10	15,021	96,658

(1)	Includes property and equipment, net and other assets.
(2)	No single location within Other International accounts for greater than 10% of total revenues.